Share Based Compensation - Schedule of Number, weighted Average Exercise Prices and Weighted-average Grant Date Fair Value of Share Options (Details) - 2024 Share Incentive Plan	6 Months Ended
	Jun. 30, 2026 USD ($) shares $ / shares	Jun. 30, 2025 USD ($) shares $ / shares
Disclosure Of Share Based Compensation [Line Items]
Number of options outstanding beginning balance | shares	21,835,852	36,755,376
Granted | shares	58,722	2,583,444
Exercised | shares	(381,388)	(9,152,516)
Forfeited | shares	(28,904)	(1,254,192)
Number of options outstanding ending balance | shares	21,484,282	28,932,112
Number of options Vested and expected to vest | shares	21,223,234	21,223,234
Number of options exercisable | shares	16,727,874	16,727,874
Number of options non vested | shares	4,756,408	4,756,408
Weighted-average exercise price options outstanding beginning balance | $ / shares	$ 3.72	$ 3.92
Weighted-average exercise price options Vested and expected to vest | $ / shares	3.76	3.76
Weighted-average exercise price options granted | $ / shares	8.47	5.53
Weighted-average exercise price options exercised | $ / shares	1.51	4.22
Weighted-average exercise price options forfeited | $ / shares	7.43	8.39
Weighted-average exercise price options outstanding ending balance | $ / shares	3.77	3.77
Weighted-average exercise price options exercisable | $ / shares	3.43	3.43
Weighted-average exercise price options non vested | $ / shares	$ 4.95	$ 4.95
Weighted-average grant date fair value options outstanding beginning balance | $	$ 2,120,000	$ 2,060,000.00
Weighted-average grant date fair value options granted | $	4.07	3.21
Weighted-average grant date fair value options exercised | $	1.81	2.13
Weighted-average grant date fair value options forfeited | $	4.35	2.04
Weighted-average grant date fair value options outstanding ending balance | $	2,130,000	2,140,000
Weighted-average grant date fair value options vested and expected to vest | $	2.12	2.15
Weighted-average grant date fair value options exercisable | $	1.93	2.22
Weighted-average grant date fair value options non vested | $	$ 2.84	$ 2.02